CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 71,414,598	$ 39,361,409	$ 66,253,047
Loans, net	394,868,626	387,634,646
Other assets	2,507,471	3,449,851
Total assets	600,769,032	562,724,979
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Other liabilities	1,392,984	2,016,445
Total liabilities	522,512,629	485,010,854
Stockholders' Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181	614,774
Total stockholders' equity	78,256,403	77,714,125	77,333,439
Total liabilities and stockholders' equity	600,769,032	562,724,979
First Clover Leaf Financial Corp.
Assets
Cash and cash equivalents	823,324	4,497,942	7,309,622
Loans, net	247,971	262,109
Investment in common stock of subsidiary	80,450,227	76,169,460
Other assets	832,501	860,891
Total assets	82,354,023	81,790,402
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	7,950	7,802
Other liabilities	89,670	68,475
Total liabilities	4,097,620	4,076,277
Stockholders' Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
Total stockholders' equity	78,256,403	77,714,125
Total liabilities and stockholders' equity	$ 82,354,023	$ 81,790,402